Warrants Liability (Details) - Schedule of Warrants Liability - USD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Schedule of Warrants Liability [Line Items]
Balance at beginning of year
Exercise of warrants (note 21)		(21,120,000)
Gain/(loss) on fair value of warrants		20,559,781
Balance at end of year		45,907,114
Unlisted Warrants [Member]
Schedule of Warrants Liability [Line Items]
Issue of unlisted warrants	[1]	1,259,650
Unlisted Warrants One [Member]
Schedule of Warrants Liability [Line Items]
Issue of unlisted warrants	[1]	9,876,533
Unlisted Warrants Two [Member]
Schedule of Warrants Liability [Line Items]
Issue of unlisted warrants	[2]	27,200,000
Unlisted Warrants Three [Member]
Schedule of Warrants Liability [Line Items]
Issue of unlisted warrants	[3]	7,212,000
Listed Warrants [Member]
Schedule of Warrants Liability [Line Items]
Issue of listed warrants (note 29) – Replacement warrants		$ 919,150

[1]	Warrants issued on 27 February 2024 with exercise price of $10.00 (subject to adjustments)
[2]	Warrants issued on 27 February 2024 with exercise price of $10.00 (subject to adjustments)
[3]	Warrants issued on 27 February 2024 with exercise price of $10.71 (subject to adjustments)